LONG-TERM DEBT (Details Narrative) - USD ($)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Interest Expense, Long-Term Debt	$ 10,841	$ 0